Other investments	12 Months Ended
Dec. 31, 2017
Other investments
17 Other investments
end of	2017	2016
Other investments (CHF million)
Equity method investments	3,066	3,121
Non-marketable equity securities [1]	1,292	1,731
Real estate held for investment [2]	232	268
Life finance instruments [3]	1,374	1,657
Total other investments	5,964	6,777
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of December 31, 2017 and 2016, real estate held for investment included foreclosed or repossessed real estate of CHF 41 million and CHF 29 million, respectively, of which CHF 21 million and CHF 27 million, respectively were related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.
Non-marketable equity securities held by subsidiaries that are considered investment companies are held by separate legal entities that are within the scope of ASC Topic 946 – Financial Services – Investment Companies. In addition, non-marketable equity securities held by subsidiaries that are considered broker-dealer entities are held by separate legal entities that are within the scope of ASC Topic 940 – Financial Services – Brokers and Dealers. Non-marketable equity securities include investments in entities that regularly calculate net asset value (NAV) per share or its equivalent.
> Refer to “Note 34 – Financial instruments” for further information on such investments.
Substantially all non-marketable equity securities are carried at >>>fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.
The Group performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing a new cost base. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. Impairments of CHF 16 million, CHF 31 million and CHF 21 million were recorded in 2017, 2016 and 2015, respectively.
The accumulated depreciation related to real estate held for investment amounted to CHF 389 million, CHF 386 million and CHF 365 million for 2017, 2016 and 2015, respectively.

Bank
Other investments
16 Other investments
end of	2017	2016
Other investments (CHF million)
Equity method investments	3,027	3,095
Non-marketable equity securities [1]	1,283	1,721
Real estate held for investment [2]	209	244
Life finance instruments [3]	1,374	1,657
Total other investments	5,893	6,717
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of December 31, 2017 and 2016, real estate held for investment included foreclosed or repossessed real estate of CHF 41 million and CHF 29 million, respectively, of which CHF 21 million and CHF 27 million, respectively, were related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.
Non-marketable equity securities include investments in entities that regularly calculate net asset value per share or its equivalent.
> Refer to “Note 33 – Financial instruments” for further information on such investments.
Substantially all non-marketable equity securities are carried at >>>fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.
The Bank performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing a new cost base. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. Impairments of CHF 16 million, CHF 31 million and CHF 21 million were recorded in 2017, 2016 and 2015, respectively.
Accumulated depreciation related to real estate held for investment amounted to CHF 385 million, CHF 382 million and CHF 360 million for 2017, 2016 and 2015, respectively.
> Refer to “Note 17 – Other investments” in VI – Consolidated financial statements – Credit Suisse Group for further information.